Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 11,543,245	$ 10,438,573
Less accumulated depreciation	(6,626,221)	(6,155,517)
Property, plant and equipment, net, total	4,917,024	4,283,056
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	555,309	546,234
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	941,379	899,944
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	9,159,151	8,136,206
Proved Oil and Gas Properties [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	487,033	203,959
Construction In Process And Equipment Deposits [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 400,373	$ 652,230